Loans Receivable, Net - Summary of Aging of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	$ 3,037	$ 239
Current	413	8,742
Total loans	3,450	8,981
1-89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	21	40
90-179 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	873	2
180-365 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	1,551	12
Over 1 Year Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Total past due	$ 592	$ 185